Eaton Vance Management

Two International Place

Suite 1400

Boston, MA 02110

617 482 8260

eatonvance.com

May 13, 2021

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Preliminary Proxy Statement for Eaton Vance Senior Income Trust (the “Registrant”) (File No. 811-09013)

Dear Sir or Madam:

On behalf of the above-referenced Registrant, transmitted herewith, pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, and Regulation S-T, are preliminary copies of the Shareholder Letter, Notice of Special Meeting of Shareholders, Proxy Statement and forms of Proxy Card with regard to the Registrant’s upcoming Special Meeting of Shareholders (“Proxy Materials”).

The definitive Proxy Materials are expected to be mailed to shareholders on or about May 24, 2021.

If you have any questions or comments concerning the foregoing or the enclosed, please contact the undersigned at 617-672-6170.

Very truly yours,

/s/ Jill R. Damon

Jill R. Damon

Vice President, Counsel